Annual Fund Operating Expenses (Growth Portfolio Annuity)	Growth Portfolio Growth Portfolio - Growth Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.43%